Deferred Revenue	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Deferred Revenue [Abstract]
Deferred Revenue

Note 19. Deferred revenue

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Deferred Revenue	118,704	125,359
Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial period are set out below:
Opening balance	125,359	85,359
Payments received in advance	—	40,000
Transfer to revenue – amount forgiven	(6,655)	—
Closing balance	118,704	125,359

Unsatisfied performance obligations

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was $118,704 as at 31 December 2024 ($125,359 as at 30 June 2024) and is expected to be recognised as revenue in future periods as follows:

	Consolidated
	December 2024	June 2024
	$	$
12 to 18 months	118,704	125,359

Note 22. Deferred revenue

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Deferred Revenue	125,359	85,359

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial year are set out below:

Opening balance	85,359	119,765
Payments received in advance	40,000	45,437
Transfer to revenue – performance obligations satisfied during the year	—	(79,843)
Closing balance	125,359	85,359

Unsatisfied performance obligations

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was $125,359 as at 30 June 2024 ($85,359 as at 30 June 2023) and is expected to be recognised as revenue in future periods as follows:

	Consolidated
	30 June 2024	30 June 2023
	$	$
6 to 12 months	125,359	85,359